IFRS 7 - Disclosure - Credit Risk - Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure	$ 962,597	$ 1,054,714
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 6,590	$ 14,140
Exposure percentage	100.00%	100.00%
Investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 5,950	$ 11,180
Exposure percentage	90.30%	79.10%
Non investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 640	$ 2,870
Exposure percentage	9.70%	20.30%
Watch list [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure		$ 90
Exposure percentage		0.60%